Commitments and contingencies (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($)	Dec. 31, 2023 CAD ($) carrier petition	Dec. 31, 2022 CAD ($)
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		$ 5,758
Purchase obligations		3,022
Leases committed not yet commenced		8
Total		$ 9,198
Number of major cable carriers | carrier		5
Operating revenues		$ 24,673	$ 24,174
Loss contingency, number of petitions | petition		3
OUTFRONT Media Inc.
Disclosure of contingent liabilities [line items]
Business combination, price of acquisition, expected		$ 410
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Operating revenues	$ 44
2024
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		2,043
Purchase obligations		619
Leases committed not yet commenced		2
Total		3,074
2024 | OUTFRONT Media Inc.
Disclosure of contingent liabilities [line items]
Business combination, price of acquisition, expected		410
2025
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		1,513
Purchase obligations		513
Leases committed not yet commenced		6
Total		2,032
2025 | OUTFRONT Media Inc.
Disclosure of contingent liabilities [line items]
Business combination, price of acquisition, expected		0
2026
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		599
Purchase obligations		537
Leases committed not yet commenced		0
Total		1,136
2026 | OUTFRONT Media Inc.
Disclosure of contingent liabilities [line items]
Business combination, price of acquisition, expected		0
2027
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		316
Purchase obligations		314
Leases committed not yet commenced		0
Total		630
2027 | OUTFRONT Media Inc.
Disclosure of contingent liabilities [line items]
Business combination, price of acquisition, expected		0
2028
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		246
Purchase obligations		219
Leases committed not yet commenced		0
Total		465
2028 | OUTFRONT Media Inc.
Disclosure of contingent liabilities [line items]
Business combination, price of acquisition, expected		0
THERE- AFTER
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		1,041
Purchase obligations		820
Leases committed not yet commenced		0
Total		1,861
THERE- AFTER | OUTFRONT Media Inc.
Disclosure of contingent liabilities [line items]
Business combination, price of acquisition, expected		$ 0